Risk Report - Market Risk - Trading Market Risk Exposures - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Detail) - EUR (€)
€ in Thousands
		Dec. 31, 2020	Dec. 31, 2019
Total [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	€ 560,400	€ 389,400
Credit Trading [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	124,800	139,000
Core Rates [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	283,600	134,700
Emerging Markets [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	250,400	174,300
Other [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3],[4]	€ (98,500)	€ (58,500)

[1]	All liquidity horizons are set to 12 months.
[2]	Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2020 and December 31, 2019, respectively
[3]	Business line breakdowns have been updated for 2020 reporting to better reflect the current business structure.
[4]	Other includes Capital Release Unit.